SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
Summary of Stock Options and RSUs Granted
The following table summarizes the activities for the Company’s stock options for the six months ended June 30, 2019:

	Six months ended June 30, 2019
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	6,751,606	$3.99	3.47	$7,937
Granted	228,822	3.57
Exercised	(138,985)	1.84
Forfeited or expired	(290,082)	5.14

Outstanding at end of the period	6,551,361	$3.99	3.19	$4,172

Options exercisable at end of the period	4,542,841	$4.52	2.60	$3,237

Vested and expected to vest	6,246,178	$4.03	3.11	$4,078

The following table summarizes the activities for the Company’s RSUs for the six months ended June 30, 2019:

	Number of RSUs	Aggregate intrinsic value

Unvested at beginning of year	376,811	$1,424
Granted	20,000
Vested	(1,713)
Forfeited	(15,959)

Unvested at end of period	379,139	$1,111

Vested and expected to vest	284,615	$834

Schedule of Equity-Based Compensation Expense
The following table sets forth the total share-based compensation expenses included in the consolidated statements of operations for the six months ended June 30, 2019 and 2018:

	Six months ended June 30,
	2018	2019

Cost of revenues	18	31
Research and development	127	201
Selling and marketing	286	382
General and administrative	601	558

Total share-based compensation expense	$1,032	$1,172